Related Parties Transactions and Balances - Schedule of Related Parties (Details)	12 Months Ended
Dec. 31, 2025
Mr. Jianfei Zhang [Member]
Schedule of Related Parties [Line Items]
Relationship with the Company	Controlling shareholder and CEO of the Company